Income Taxes (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 03, 2009	Dec. 31, 2008
Income Taxes
Tax benefit associated with completion of audit by the Internal Revenue Service pertaining to the 2003 to 2008 tax years tax positions	$ 50,500,000		$ 50,500,000	$ 50,500,000
Income tax expense related to discontinued operations	800,000		1,800,000
Annual limitations on use of operating loss and tax credit carryforwards					$ 10,500,000	$ 85,000
Limitation period of recognition of built-in losses		5 years		5 years